Buffalo Discovery Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares or Face Amount			Fair Value*
		COMMON STOCKS - 96.54%
		Communication Services - 5.19%
		Diversified Telecommunication Services - 1.77%
207,594		Bandwidth, Inc. (a)	$31,900,970

		Entertainment - 2.35%
108,312		Activision Blizzard, Inc.	10,056,769
154,693		Take-Two Interactive Software, Inc. (a)	32,143,659
			42,200,428
		Media - 1.07%
134,520		Cardlytics, Inc. (a)	19,205,420
		Total Communication Services (Cost $60,927,995)	93,306,818

		Consumer Discretionary - 10.91%
		Hotels, Restaurants & Leisure - 5.45%
12,277		Chipotle Mexican Grill, Inc. (a)	17,024,639
236,443		Darden Restaurants, Inc.	28,165,090
440,115		Penn National Gaming, Inc. (a)	38,012,733
53,415		Vail Resorts, Inc.	14,900,648
			98,103,110
		Internet & Direct Marketing Retail - 2.32%
62,407		Etsy, Inc. (a)	11,102,829
231,845		Expedia Group, Inc.	30,696,278
			41,799,107
		Specialty Retail - 3.14%
111,650		Five Below, Inc. (a)	19,536,517
154,917		Ross Stores, Inc.	19,025,357
127,425		Tractor Supply Co.	17,913,406
			56,475,280
		Total Consumer Discretionary (Cost $115,134,091)	196,377,497

		Consumer Staples - 0.61%
		Personal Products - 0.61%
41,013		The Estee Lauder Companies Inc. - Class A	10,917,251
		Total Consumer Staples (Cost $6,363,368)	10,917,251

		Financials - 6.79%
		Capital Markets - 3.97%
151,540		Intercontinental Exchange, Inc.	17,471,047
83,526		Moody's Corp.	24,242,586
66,495		MSCI, Inc.	29,692,012
			71,405,645
		Diversified Financial Services - 1.71%
143,274		Global Payments Inc.	30,864,085

		Insurance - 1.11%
281,850		eHealth, Inc. (a)	19,901,429
		Total Financials (Cost $83,000,188)	122,171,159

		Health Care - 18.24%
		Biotechnology - 4.13%
56,345		Alnylam Pharmaceuticals, Inc. (a)	7,323,160
283,840		Ligand Pharmaceuticals, Inc. (a)	28,227,888
389,880		Natera, Inc. (a)	38,800,857
			74,351,905
		Health Care Equipment & Supplies - 5.23%
188,200		Alcon, Inc. (a)(b)	12,417,436
489,200		Boston Scientific Corp. (a)	17,586,740
284,770		Hologic, Inc. (a)	20,739,799
24,237		IDEXX Laboratories, Inc. (a)	12,115,349
30,310		Insulet Corporation (a)	7,748,145
152,299		Zimmer Biomet Holdings, Inc.	23,467,753
			94,075,222
		Health Care Providers & Services - 0.52%
72,920		Guardant Health, Inc. (a)	9,397,930

		Life Sciences Tools & Services - 6.24%
331,365		Adaptive Biotechnologies Corporation (a)	19,593,612
140,815		Agilent Technologies, Inc.	16,685,169
863,625		Avantor, Inc. (a)	24,311,044
21,380		Bio-Rad Laboratories, Inc. (a)	12,463,257
38,200		Charles River Laboratories International, Inc. (a)	9,544,652
84,766		ICON PLC. (a)(b)	16,527,675
475,975		Sotera Health Co. (a)	13,060,754
			112,186,163
		Pharmaceuticals - 2.12%
174,050		Catalent, Inc. (a)	18,113,384
274,600		Horizon Therapeutics Plc (b)	20,086,990
			38,200,374
		Total Health Care (Cost $249,332,760)	328,211,594

		Industrials - 20.44%
		Aerospace & Defense - 0.81%
77,285		L3Harris Technologies, Inc.	14,608,411

		Commercial Services & Supplies - 5.55%
211,816		Copart, Inc. (a)	26,953,586
483,163		IAA Inc. (a)	31,395,932
1,354,040		KAR Auction Services, Inc.	25,198,684
170,046		Republic Services, Inc.	16,375,430
			99,923,632
		Construction & Engineering - 1.22%
320,540		MasTec, Inc. (a)	21,854,417

		Electrical Equipment - 3.16%
230,015		AMETEK, Inc.	27,818,014
127,967		Generac Holdings, Inc. (a)	29,100,975
			56,918,989
		Professional Services - 7.62%
31,966		CoStar Group, Inc. (a)	29,545,535
356,495		IHS Markit Ltd. (b)	32,023,946
230,664		TransUnion	22,886,482
893,795		Upwork, Inc. (a)	30,853,803
105,164		Verisk Analytics, Inc.	21,830,995
			137,140,761
		Road & Rail - 1.59%
139,790		Kansas City Southern	28,535,333

		Trading Companies & Distributors - 0.49%
180,945		Fastenal Co.	8,835,544
		Total Industrials (Cost $195,118,228)	367,817,087

		Information Technology - 32.35%
		Communications Equipment - 3.05%
34,688		Arista Networks Inc. (a)	10,079,292
365,472		Ciena Corp. (a)	19,315,195
268,276		Lumentum Holdings, Inc. (a)	25,432,565
			54,827,052
		Electronic Equipment, Instruments & Components - 3.86%
158,637		Amphenol Corp. - Class A	20,744,960
213,930		Keysight Technologies, Inc. (a)	28,258,014
463,933		National Instruments Corp.	20,385,216
			69,388,190
		Internet Software & Services - 1.39%
1,799,700		Cloudera, Inc. (a)	25,033,827

		IT Services - 4.03%
144,005		Akamai Technologies, Inc. (a)	15,119,085
61,084		EPAM Systems, Inc. (a)	21,889,452
65,551		FleetCor Technologies, Inc. (a)	17,884,279
22,202		Twilio Inc. - Class A (a)	7,515,377
46,630		VeriSign, Inc. (a)	10,090,732
			72,498,925
		Semiconductors & Semiconductor Equipment - 4.08%
90,000		KLA-Tencor Corporation	23,301,900
214,178		Marvell Technology Group Ltd. (b)	10,182,022
164,611		Micron Technology, Inc. (a)	12,375,455
120,024		Universal Display Corp.	27,581,515
			73,440,892
		Software - 15.94%
663,745		8x8, Inc. (a)	22,879,290
90,539		Aspen Technology, Inc. (a)	11,792,705
107,884		DocuSign, Inc. (a)	23,982,613
114,698		Guidewire Software, Inc. (a)	14,765,074
33,753		HubSpot, Inc. (a)	13,381,040
70,000		Palo Alto Networks, Inc. (a)	24,877,300
952,648		Pluralsight, Inc. (a)	19,967,502
208,568		RealPage, Inc. (a)	18,195,472
22,696		ServiceNow, Inc. (a)	12,492,559
363,600		SVMK, Inc. (a)	9,289,980
92,330		Synopsys, Inc. (a)	23,935,629
518,820		Tenable Holdings, Inc. (a)	27,113,533
41,191		Tyler Technologies, Inc. (a)	17,980,695
158,850		Varonis Systems, Inc. (a)	25,989,449
141,807		Zendesk, Inc. (a)	20,295,418
			286,938,259
		Total Information Technology (Cost $379,637,188)	582,127,145

		Materials - 2.01%
		Construction Materials - 1.19%
75,798		Martin Marietta Materials, Inc.	21,524,358

		Containers & Packaging - 0.82%
107,500		AptarGroup, Inc.	14,715,675
		Total Materials (Cost $32,258,659)	36,240,033

		TOTAL COMMON STOCKS (Cost $1,121,772,477)	1,737,168,584

		REITS - 2.91%
		Real Estate - 2.91%
		Equity Real Estate Investment Trusts (REITs) - 2.91%
277,429		CyrusOne, Inc.	20,293,932
22,655		Equinix Inc.	16,179,748
56,515		SBA Communications Corp.	15,944,577
		Total Real Estate (Cost $37,319,986)	52,418,257

		TOTAL REITS (Cost $37,319,986)	52,418,257

		SHORT TERM INVESTMENTS - 0.81%
		Investment Company - 0.81%
14,546,944		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.10% (c)	14,546,944
		Total Investment Company	14,546,944

		TOTAL SHORT TERM INVESTMENTS (Cost $14,546,944)	14,546,944

		Total Investments (Cost ($1,173,639,407) - 100.26%	1,804,133,785
		Liabilities in Excess of Other Assets - (0.26)%	(4,645,052)
		TOTAL NET ASSETS - 100.00%	$1,799,488,733

		PLC — Public Limited Company
	(a)	Non Income Producing.
	(b)	Foreign Issued Security. The total value of these securities amounted to $91,238,069 (5.07% of net assets) at December 31, 2020.
	(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2020, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2020

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2020. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,737,168,584	-	-	$1,737,168,584
REITs	52,418,257	-	-	52,418,257
Short Term Investments	14,546,944	-	-	14,546,944
Total*	$1,804,133,785	$-	-	$1,804,133,785

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2020.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2020. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2020.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.